Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	CNTF
Entity Registrant Name	CHINA TECHFAITH WIRELESS COMMUNICATION TECHNOLOGY LTD
Entity Central Index Key	0001316317
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	794,003,193